FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Fidelity Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Variable Annuity Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Variable Annuity Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® Capital & Income	Fidelity® VIP Growth Initial Class
Fidelity® Government Cash Reserves	Fidelity® VIP Growth & Income Initial Class
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Growth Opportunities Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP High Income Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Index 500 Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Investment Grade Bond Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Overseas Initial Class
Fidelity® VIP Government Money Market Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Fidelity Variable Annuity Account since 2014.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due(to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® Capital & Income	-	$-	$-	$-	$-	-	$46.656548	$46.656548
Fidelity® Government Cash Reserves	473,933.520	473,934	473,934	(52)	473,882	87,580	5.368499	5.415966
Fidelity® VIP Asset Manager Initial Class	316,283.482	4,886,896	4,529,179	7	4,529,186	646,238	7.008543	7.008543
Fidelity® VIP Asset Manager: Growth Initial Class	21,653.970	418,733	405,362	(4)	405,358	96,787	4.188151	4.188151
Fidelity® VIP Balanced Initial Class	32,347.348	595,192	626,892	(2)	626,890	139,765	4.485314	4.485314
Fidelity® VIP Contrafund® Initial Class	108,268.364	4,173,769	4,101,206	23	4,101,229	396,349	10.347520	10.347520
Fidelity® VIP Equity-Income Initial Class	426,113.758	9,624,328	10,039,240	6	10,039,246	562,045	17.862005	17.862005
Fidelity® VIP Government Money Market Initial Class	2,667,948.000	2,667,948	2,667,948	(80)	2,667,868	798,885	3.339488	3.339488
Fidelity® VIP Growth Initial Class	335,771.094	22,236,195	24,010,991	(57)	24,010,934	847,100	28.344876	28.344876
Fidelity® VIP Growth & Income Initial Class	21,659.814	549,566	520,269	(5)	520,264	89,817	5.792505	5.792505
Fidelity® VIP Growth Opportunities Initial Class	16,634.907	929,983	682,530	7	682,537	117,521	5.807772	5.807772
Fidelity® VIP High Income Initial Class	194,076.411	1,034,252	855,877	(9)	855,868	116,015	7.377234	7.377234
Fidelity® VIP Index 500 Initial Class	12,753.685	3,603,250	4,779,826	25	4,779,851	542,977	8.803051	8.803051
Fidelity® VIP Investment Grade Bond Initial Class	298,164.163	3,841,204	3,220,173	-	3,220,173	759,250	4.241253	4.241253
Fidelity® VIP Overseas Initial Class	94,671.156	2,089,868	2,054,364	11	2,054,375	373,775	5.496288	5.496288

See accompanying notes.	3

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Fidelity® Capital & Income	$-	$-	$-
Fidelity® Government Cash Reserves	473,882	-	473,882
Fidelity® VIP Asset Manager Initial Class	4,294,850	234,336	4,529,186
Fidelity® VIP Asset Manager: Growth Initial Class	354,250	51,108	405,358
Fidelity® VIP Balanced Initial Class	517,180	109,710	626,890
Fidelity® VIP Contrafund® Initial Class	3,754,001	347,228	4,101,229
Fidelity® VIP Equity-Income Initial Class	9,385,742	653,504	10,039,246
Fidelity® VIP Government Money Market Initial Class	2,251,271	416,597	2,667,868
Fidelity® VIP Growth Initial Class	23,387,517	623,417	24,010,934
Fidelity® VIP Growth & Income Initial Class	520,264	-	520,264
Fidelity® VIP Growth Opportunities Initial Class	676,463	6,074	682,537
Fidelity® VIP High Income Initial Class	820,151	35,717	855,868
Fidelity® VIP Index 500 Initial Class	4,393,807	386,044	4,779,851
Fidelity® VIP Investment Grade Bond Initial Class	3,037,139	183,034	3,220,173
Fidelity® VIP Overseas Initial Class	1,803,122	251,253	2,054,375

See accompanying notes.	4

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® Capital & Income	Fidelity® Government Cash Reserves	Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager: Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$-	$451,302	$5,470,633	$469,551

Investment Income:
Reinvested Dividends	-	47	88,636	6,989
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	44,062	3,812

Net Investment Income (Loss)	-	47	44,574	3,177

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	30,307	6,825
Realized Gain (Loss) on Investments	-	-	115,613	8,939

Net Realized Capital Gains (Losses) on Investments	-	-	145,920	15,764
Net Change in Unrealized Appreciation (Depreciation)	-	-	288,780	38,905

Net Gain (Loss) on Investment	-	-	434,700	54,669

Net Increase (Decrease) in Net Assets Resulting from Operations	-	47	479,274	57,846

Increase (Decrease) in Net Assets from Contract Transactions	-	35,519	(384,508)	(17,466)

Total Increase (Decrease) in Net Assets	-	35,566	94,766	40,380

Net Assets as of December 31, 2021:	$-	$486,868	$5,565,399	$509,931

Investment Income:
Reinvested Dividends	-	6,415	99,959	7,899
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	38,448	3,376

Net Investment Income (Loss)	-	6,415	61,511	4,523

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	328,725	27,883
Realized Gain (Loss) on Investments	-	-	40,049	4,398

Net Realized Capital Gains (Losses) on Investments	-	-	368,774	32,281
Net Change in Unrealized Appreciation (Depreciation)	-	-	(1,296,583)	(123,570)

Net Gain (Loss) on Investment	-	-	(927,809)	(91,289)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,415	(866,298)	(86,766)

Increase (Decrease) in Net Assets from Contract Transactions	-	(19,401)	(169,915)	(17,807)

Total Increase (Decrease) in Net Assets	-	(12,986)	(1,036,213)	(104,573)

Net Assets as of December 31, 2022:	$-	$473,882	$4,529,186	$405,358

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Balanced Initial Class	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$823,561	$4,380,474	$10,266,007	$2,833,670

Investment Income:
Reinvested Dividends	7,346	2,992	212,435	281
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,215	39,632	90,203	22,391

Net Investment Income (Loss)	1,131	(36,640)	122,232	(22,110)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,075	639,786	1,243,777	-
Realized Gain (Loss) on Investments	44,269	124,781	248,294	-

Net Realized Capital Gains (Losses) on Investments	105,344	764,567	1,492,071	-
Net Change in Unrealized Appreciation (Depreciation)	20,000	436,731	773,445	-

Net Gain (Loss) on Investment	125,344	1,201,298	2,265,516	-

Net Increase (Decrease) in Net Assets Resulting from Operations	126,475	1,164,658	2,387,748	(22,110)

Increase (Decrease) in Net Assets from Contract Transactions	(142,704)	201,110	(879,623)	(131,770)

Total Increase (Decrease) in Net Assets	(16,229)	1,365,768	1,508,125	(153,880)

Net Assets as of December 31, 2021:	$807,332	$5,746,242	$11,774,132	$2,679,790

Investment Income:
Reinvested Dividends	8,625	23,068	193,393	38,321
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,477	35,623	80,906	21,817

Net Investment Income (Loss)	3,148	(12,555)	112,487	16,504

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,969	216,414	338,943	-
Realized Gain (Loss) on Investments	10,445	47,496	171,862	-

Net Realized Capital Gains (Losses) on Investments	51,414	263,910	510,805	-
Net Change in Unrealized Appreciation (Depreciation)	(203,437)	(1,771,651)	(1,234,368)	-

Net Gain (Loss) on Investment	(152,023)	(1,507,741)	(723,563)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(148,875)	(1,520,296)	(611,076)	16,504

Increase (Decrease) in Net Assets from Contract Transactions	(31,567)	(124,717)	(1,123,810)	(28,426)

Total Increase (Decrease) in Net Assets	(180,442)	(1,645,013)	(1,734,886)	(11,922)

Net Assets as of December 31, 2022:	$626,890	$4,101,229	$10,039,246	$2,667,868

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Growth Initial Class	Fidelity®VIP Growth & Income Initial Class	Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP High Income Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$29,076,683	$433,317	$1,218,439	$1,167,324

Investment Income:
Reinvested Dividends	-	12,230	-	59,422
Investment Expense:
Mortality and Expense Risk and Administrative Charges	256,375	4,989	8,935	8,937

Net Investment Income (Loss)	(256,375)	7,241	(8,935)	50,485

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,642,913	22,221	108,958	-
Realized Gain (Loss) on Investments	969,854	146,169	209,872	(9,353)

Net Realized Capital Gains (Losses) on Investments	7,612,767	168,390	318,830	(9,353)
Net Change in Unrealized Appreciation (Depreciation)	(969,395)	(53,809)	(180,253)	(2,722)

Net Gain (Loss) on Investment	6,643,372	114,581	138,577	(12,075)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,386,997	121,822	129,642	38,410

Increase (Decrease) in Net Assets from Contract Transactions	(823,381)	(14,867)	(277,847)	(97,844)

Total Increase (Decrease) in Net Assets	5,563,616	106,955	(148,205)	(59,434)

Net Assets as of December 31, 2021:	$34,640,299	$540,272	$1,070,234	$1,107,890

Investment Income:
Reinvested Dividends	166,093	8,788	-	46,233
Investment Expense:
Mortality and Expense Risk and Administrative Charges	213,426	4,144	6,342	7,426

Net Investment Income (Loss)	(47,333)	4,644	(6,342)	38,807

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,000,999	10,485	151,221	-
Realized Gain (Loss) on Investments	1,746,436	629	1,154	(29,805)

Net Realized Capital Gains (Losses) on Investments	3,747,435	11,114	152,375	(29,805)
Net Change in Unrealized Appreciation (Depreciation)	(11,915,778)	(47,075)	(565,866)	(133,746)

Net Gain (Loss) on Investment	(8,168,343)	(35,961)	(413,491)	(163,551)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,215,676)	(31,317)	(419,833)	(124,744)

Increase (Decrease) in Net Assets from Contract Transactions	(2,413,689)	11,309	32,136	(127,278)

Total Increase (Decrease) in Net Assets	(10,629,365)	(20,008)	(387,697)	(252,022)

Net Assets as of December 31, 2022:	$24,010,934	$520,264	$682,537	$855,868

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Overseas Initial Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$4,406,096	$4,438,468	$2,153,696

Investment Income:
Reinvested Dividends	62,267	84,325	12,662
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,085	33,653	18,816

Net Investment Income (Loss)	23,182	50,672	(6,154)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,759	113,332	183,836
Realized Gain (Loss) on Investments	355,592	25,180	27,755

Net Realized Capital Gains (Losses) on Investments	391,351	138,512	211,591
Net Change in Unrealized Appreciation (Depreciation)	774,170	(250,966)	203,431

Net Gain (Loss) on Investment	1,165,521	(112,454)	415,022

Net Increase (Decrease) in Net Assets Resulting from Operations	1,188,703	(61,782)	408,868

Increase (Decrease) in Net Assets from Contract Transactions	(151,466)	(296,543)	175,805

Total Increase (Decrease) in Net Assets	1,037,237	(358,325)	584,673

Net Assets as of December 31, 2021:	$5,443,333	$4,080,143	$2,738,369

Investment Income:
Reinvested Dividends	74,687	76,910	23,234
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,894	26,849	17,139

Net Investment Income (Loss)	34,793	50,061	6,095

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,286	172,308	19,459
Realized Gain (Loss) on Investments	194,736	(2,616)	9,925

Net Realized Capital Gains (Losses) on Investments	233,022	169,692	29,384
Net Change in Unrealized Appreciation (Depreciation)	(1,338,568)	(732,135)	(730,044)

Net Gain (Loss) on Investment	(1,105,546)	(562,443)	(700,660)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,070,753)	(512,382)	(694,565)

Increase (Decrease) in Net Assets from Contract Transactions	407,271	(347,588)	10,571

Total Increase (Decrease) in Net Assets	(663,482)	(859,970)	(683,994)

Net Assets as of December 31, 2022:	$4,779,851	$3,220,173	$2,054,375

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization

The Fidelity Variable Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Fidelity Income PlusSM.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® Capital & Income	Fidelity® Capital & Income Portfolio
Fidelity® Government Cash Reserves	Fidelity® Government Cash Reserves Portfolio
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Asset Manager: Growth® Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Fidelity® Capital & Income	$-	$-
Fidelity® Government Cash Reserves	86,604	99,586
Fidelity® VIP Asset Manager Initial Class	641,847	421,526
Fidelity® VIP Asset Manager: Growth Initial Class	54,017	39,419
Fidelity® VIP Balanced Initial Class	85,079	72,529
Fidelity® VIP Contrafund® Initial Class	320,410	241,260
Fidelity® VIP Equity-Income Initial Class	668,848	1,341,226
Fidelity® VIP Government Money Market Initial Class	390,221	402,142
Fidelity® VIP Growth Initial Class	2,342,328	2,802,361
Fidelity® VIP Growth & Income Initial Class	39,075	12,636
Fidelity® VIP Growth Opportunities Initial Class	184,660	7,639
Fidelity® VIP High Income Initial Class	81,351	169,824
Fidelity® VIP Index 500 Initial Class	813,707	333,352
Fidelity® VIP Investment Grade Bond Initial Class	377,657	502,879
Fidelity® VIP Overseas Initial Class	133,866	97,741

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® Capital & Income	-	-	-	-	-	-
Fidelity® Government Cash Reserves	14,998	(18,620)	(3,622)	7,725	(1,062)	6,663
Fidelity® VIP Asset Manager Initial Class	26,541	(50,435)	(23,894)	17,016	(65,201)	(48,185)
Fidelity® VIP Asset Manager: Growth Initial Class	4,239	(7,856)	(3,617)	7,872	(11,992)	(4,120)
Fidelity® VIP Balanced Initial Class	7,520	(14,286)	(6,766)	2,742	(31,583)	(28,841)
Fidelity® VIP Contrafund® Initial Class	7,376	(16,987)	(9,611)	44,839	(31,353)	13,486
Fidelity® VIP Equity-Income Initial Class	7,867	(67,350)	(59,483)	28,920	(78,843)	(49,923)
Fidelity® VIP Government Money Market Initial Class	106,282	(114,948)	(8,666)	82,427	(122,097)	(39,670)
Fidelity® VIP Growth Initial Class	5,715	(74,517)	(68,802)	12,429	(36,283)	(23,854)
Fidelity® VIP Growth & Income Initial Class	3,361	(1,496)	1,865	89,489	(89,678)	(189)
Fidelity® VIP Growth Opportunities Initial Class	4,652	(202)	4,450	10,668	(40,555)	(29,887)
Fidelity® VIP High Income Initial Class	4,565	(20,590)	(16,025)	2,201	(14,269)	(12,068)
Fidelity® VIP Index 500 Initial Class	73,562	(32,307)	41,255	44,169	(60,478)	(16,309)
Fidelity® VIP Investment Grade Bond Initial Class	28,560	(100,013)	(71,453)	6,870	(67,218)	(60,348)
Fidelity® VIP Overseas Initial Class	14,523	(14,001)	522	33,419	(8,765)	24,654

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® Capital & Income	$-	$-	$-	$-	$-	$-
Fidelity® Government Cash Reserves	80,188	(99,589)	(19,401)	41,199	(5,680)	35,519
Fidelity® VIP Asset Manager Initial Class	213,188	(383,103)	(169,915)	137,166	(521,674)	(384,508)
Fidelity® VIP Asset Manager: Growth Initial Class	18,239	(36,046)	(17,807)	39,719	(57,185)	(17,466)
Fidelity® VIP Balanced Initial Class	35,518	(67,085)	(31,567)	14,262	(156,966)	(142,704)
Fidelity® VIP Contrafund® Initial Class	80,958	(205,675)	(124,717)	591,974	(390,864)	201,110
Fidelity® VIP Equity-Income Initial Class	136,562	(1,260,372)	(1,123,810)	517,885	(1,397,508)	(879,623)
Fidelity® VIP Government Money Market Initial Class	352,465	(380,891)	(28,426)	274,591	(406,361)	(131,770)
Fidelity® VIP Growth Initial Class	175,289	(2,588,978)	(2,413,689)	409,383	(1,232,764)	(823,381)
Fidelity® VIP Growth & Income Initial Class	19,836	(8,527)	11,309	511,392	(526,259)	(14,867)
Fidelity® VIP Growth Opportunities Initial Class	33,511	(1,375)	32,136	101,459	(379,306)	(277,847)
Fidelity® VIP High Income Initial Class	35,162	(162,440)	(127,278)	17,943	(115,787)	(97,844)
Fidelity® VIP Index 500 Initial Class	701,822	(294,551)	407,271	404,065	(555,531)	(151,466)
Fidelity® VIP Investment Grade Bond Initial Class	128,745	(476,333)	(347,588)	33,638	(330,181)	(296,543)
Fidelity® VIP Overseas Initial Class	91,306	(80,735)	10,571	234,401	(58,596)	175,805

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® Capital & Income
12/31/2022	-	$46.66	to	$46.66	$-	-%	0.00%	to	0.00%	(10.48	) %	to	(10.48	) %
12/31/2021	-	52.12	to	52.12	-	-	0.00	to	0.00	11.65		to	11.65
12/31/2020	-	46.68	to	46.68	-	-	0.00	to	0.00	10.24		to	10.24
12/31/2019	-	42.34	to	42.34	-	-	0.00	to	0.00	18.94		to	18.94
12/31/2018	-	35.60	to	35.60	-	-	0.00	to	0.00	(5.78)		to	(5.78)
Fidelity® Government Cash Reserves
12/31/2022	87,580	5.42	to	5.37	473,882	1.31	0.00	to	0.00	1.34		to	1.34
12/31/2021	91,202	5.34	to	5.30	486,868	0.01	0.00	to	0.00	0.01		to	0.01
12/31/2020	84,539	5.34	to	5.30	451,302	0.28	0.00	to	0.00	0.27		to	0.27
12/31/2019	84,310	5.33	to	5.28	448,947	1.87	0.00	to	0.00	1.90		to	1.90
12/31/2018	75,555	5.23	to	5.18	395,184	1.51	0.00	to	0.00	1.52		to	1.52
Fidelity® VIP Asset Manager Initial Class
12/31/2022	646,238	7.01	to	7.01	4,529,186	2.07	0.80	to	0.80	(15.61)		to	(15.61)
12/31/2021	670,132	8.30	to	8.30	5,565,399	1.60	0.80	to	0.80	9.05		to	9.05
12/31/2020	718,317	7.62	to	7.62	5,470,633	1.50	0.80	to	0.80	13.96		to	13.96
12/31/2019	747,936	6.68	to	6.68	4,998,468	1.80	0.80	to	0.80	17.31		to	17.31
12/31/2018	785,987	5.70	to	5.70	4,477,648	1.68	0.80	to	0.80	(6.11)		to	(6.11)
Fidelity® VIP Asset Manager: Growth Initial Class
12/31/2022	96,787	4.19	to	4.19	405,358	1.86	0.80	to	0.80	(17.54)		to	(17.54)
12/31/2021	100,404	5.08	to	5.08	509,931	1.46	0.80	to	0.80	13.06		to	13.06
12/31/2020	104,524	4.49	to	4.49	469,551	1.16	0.80	to	0.80	16.33		to	16.33
12/31/2019	105,493	3.86	to	3.86	407,360	1.64	0.80	to	0.80	21.85		to	21.85
12/31/2018	108,060	3.17	to	3.17	342,440	1.38	0.80	to	0.80	(8.39)		to	(8.39)
Fidelity® VIP Balanced Initial Class
12/31/2022	139,765	4.49	to	4.49	626,890	1.25	0.80	to	0.80	(18.59)		to	(18.59)
12/31/2021	146,531	5.51	to	5.51	807,332	0.94	0.80	to	0.80	17.32		to	17.32
12/31/2020	175,372	4.70	to	4.70	823,561	1.45	0.80	to	0.80	21.42		to	21.42
12/31/2019	193,641	3.87	to	3.87	748,954	1.75	0.80	to	0.80	23.52		to	23.52
12/31/2018	189,038	3.13	to	3.13	591,933	1.43	0.80	to	0.80	(4.99)		to	(4.99)
Fidelity® VIP Contrafund® Initial Class
12/31/2022	396,349	10.35	to	10.35	4,101,229	0.52	0.80	to	0.80	(26.90)		to	(26.90)
12/31/2021	405,960	14.15	to	14.15	5,746,242	0.06	0.80	to	0.80	26.82		to	26.82
12/31/2020	392,474	11.16	to	11.16	4,380,474	0.24	0.80	to	0.80	29.53		to	29.53
12/31/2019	555,558	8.62	to	8.62	4,787,038	0.47	0.80	to	0.80	30.53		to	30.53
12/31/2018	588,577	6.60	to	6.60	3,885,231	0.69	0.80	to	0.80	(7.12)		to	(7.12)
Fidelity® VIP Equity-Income Initial Class
12/31/2022	562,045	17.86	to	17.86	10,039,246	1.90	0.80	to	0.80	(5.71)		to	(5.71)
12/31/2021	621,528	18.94	to	18.94	11,774,132	1.87	0.80	to	0.80	23.90		to	23.90
12/31/2020	671,451	15.29	to	15.29	10,266,007	1.80	0.80	to	0.80	5.85		to	5.85
12/31/2019	740,206	14.44	to	14.44	10,691,998	2.00	0.80	to	0.80	26.43		to	26.43
12/31/2018	784,271	11.42	to	11.42	8,960,170	2.23	0.80	to	0.80	(9.02)		to	(9.02)
Fidelity® VIP Government Money Market Initial Class
12/31/2022	798,885	3.34	to	3.34	2,667,868	1.40	0.80	to	0.80	0.64		to	0.64
12/31/2021	807,551	3.32	to	3.32	2,679,790	0.01	0.80	to	0.80	(0.78)		to	(0.78)
12/31/2020	847,221	3.34	to	3.34	2,833,670	0.36	0.80	to	0.80	(0.48)		to	(0.48)
12/31/2019	1,059,775	3.36	to	3.36	3,561,555	1.97	0.80	to	0.80	1.21		to	1.21
12/31/2018	863,376	3.32	to	3.32	2,866,948	1.64	0.80	to	0.80	0.84		to	0.84

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Growth Initial Class
12/31/2022	847,100	$28.34	to	$28.34	$24,010,934	0.62%	0.80%	to	0.80%	(25.06	) %	to	(25.06	) %
12/31/2021	915,902	37.82	to	37.82	34,640,299	-	0.80	to	0.80	22.24		to	22.24
12/31/2020	939,756	30.94	to	30.94	29,076,683	0.07	0.80	to	0.80	42.75		to	42.75
12/31/2019	991,269	21.67	to	21.67	21,485,251	0.26	0.80	to	0.80	33.25		to	33.25
12/31/2018	1,055,401	16.27	to	16.27	17,167,472	0.24	0.80	to	0.80	(0.97)		to	(0.97)
Fidelity® VIP Growth & Income Initial Class
12/31/2022	89,817	5.79	to	5.79	520,264	1.69	0.80	to	0.80	(5.70)		to	(5.70)
12/31/2021	87,952	6.14	to	6.14	540,272	1.95	0.80	to	0.80	24.95		to	24.95
12/31/2020	88,141	4.92	to	4.92	433,317	2.11	0.80	to	0.80	6.99		to	6.99
12/31/2019	92,663	4.59	to	4.59	425,781	3.59	0.80	to	0.80	29.02		to	29.02
12/31/2018	95,524	3.56	to	3.56	340,198	0.36	0.80	to	0.80	(9.71)		to	(9.71)
Fidelity® VIP Growth Opportunities Initial Class
12/31/2022	117,521	5.81	to	5.81	682,537	-	0.80	to	0.80	(38.64)		to	(38.64)
12/31/2021	113,071	9.47	to	9.47	1,070,234	-	0.80	to	0.80	11.05		to	11.05
12/31/2020	142,958	8.52	to	8.52	1,218,439	0.01	0.80	to	0.80	67.32		to	67.32
12/31/2019	178,337	5.09	to	5.09	908,425	0.16	0.80	to	0.80	39.72		to	39.72
12/31/2018	197,224	3.65	to	3.65	719,019	0.11	0.80	to	0.80	11.56		to	11.56
Fidelity® VIP High Income Initial Class
12/31/2022	116,015	7.38	to	7.38	855,868	4.95	0.80	to	0.80	(12.08)		to	(12.08)
12/31/2021	132,040	8.39	to	8.39	1,107,890	5.30	0.80	to	0.80	3.58		to	3.58
12/31/2020	144,108	8.10	to	8.10	1,167,324	5.00	0.80	to	0.80	1.93		to	1.93
12/31/2019	153,669	7.95	to	7.95	1,221,196	4.97	0.80	to	0.80	14.19		to	14.19
12/31/2018	163,902	6.96	to	6.96	1,140,637	5.54	0.80	to	0.80	(4.06)		to	(4.06)
Fidelity® VIP Index 500 Initial Class
12/31/2022	542,977	8.80	to	8.80	4,779,851	1.49	0.80	to	0.80	(18.86)		to	(18.86)
12/31/2021	501,722	10.85	to	10.85	5,443,333	1.27	0.80	to	0.80	27.56		to	27.56
12/31/2020	518,031	8.51	to	8.51	4,406,096	1.72	0.80	to	0.80	17.30		to	17.30
12/31/2019	509,199	7.25	to	7.25	3,692,191	1.91	0.80	to	0.80	30.31		to	30.31
12/31/2018	573,707	5.56	to	5.56	3,192,378	1.83	0.80	to	0.80	(5.25)		to	(5.25)
Fidelity® VIP Investment Grade Bond Initial Class
12/31/2022	759,250	4.24	to	4.24	3,220,173	2.28	0.80	to	0.80	(13.65)		to	(13.65)
12/31/2021	830,703	4.91	to	4.91	4,080,143	2.00	0.80	to	0.80	(1.39)		to	(1.39)
12/31/2020	891,051	4.98	to	4.98	4,438,468	2.18	0.80	to	0.80	8.53		to	8.53
12/31/2019	860,644	4.59	to	4.59	3,950,202	2.72	0.80	to	0.80	8.80		to	8.80
12/31/2018	842,542	4.22	to	4.22	3,554,470	2.44	0.80	to	0.80	(1.32)		to	(1.32)
Fidelity® VIP Overseas Initial Class
12/31/2022	373,775	5.50	to	5.50	2,054,375	1.08	0.80	to	0.80	(25.08)		to	(25.08)
12/31/2021	373,253	7.34	to	7.34	2,738,369	0.54	0.80	to	0.80	18.75		to	18.75
12/31/2020	348,599	6.18	to	6.18	2,153,696	0.47	0.80	to	0.80	14.70		to	14.70
12/31/2019	350,263	5.39	to	5.39	1,886,694	1.72	0.80	to	0.80	26.75		to	26.75
12/31/2018	360,912	4.25	to	4.25	1,533,747	1.45	0.80	to	0.80	(15.49)		to	(15.49)

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.00% to 0.80% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.